Cover	9 Months Ended
Sep. 30, 2022
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	BUNKER HILL MINING CORP.
Entity Central Index Key	0001407583
Entity Primary SIC Number	1044
Entity Tax Identification Number	32-0196442
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	82 Richmond Street East
Entity Address, Address Line Two	Toronto
Entity Address, City or Town	Ontario
Entity Address, Postal Zip Code	M5C 1P1
City Area Code	416
Local Phone Number	477-7771
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	40 E. Lancaster Avenue LTW 22
Entity Address, Address Line Two	Ardmore
Entity Address, City or Town	PA
Entity Address, Postal Zip Code	19003
Contact Personnel Name	J.P. Galda